Interest Bearing Loans and Borrowings	12 Months Ended
Dec. 31, 2021
Borrowings [abstract]
Interest bearing loans and borrowings
23.
Interest-bearing
loans and borrowings

	Effective interest rate	Maturity	December 31, 2021	December 31, 2020
	%		RMB’000	RMB’000
Current:
Unsecured RMB10 million bank loan	4.25 (2020: 4.25)	On demand (2020: On demand)	10,000	10,000
Unsecured RMB20 million other borrowings (2020: Unsecured RMB50 million other borrowings)	12 (2020: 12)	December 31, 2022 (2020: September 19, 2021)	20,000	50,000
Unsecured RMB23 million other borrowings	6.85	December 31, 2022	11,493	—

			41,493	60,000

Non-current:
Unsecured RMB23 million other borrowings	6.85	April 20, 2023	6,046	—

			47,539	60,000